Related parties (Details) 10-Q - Working Capital Note - Line of Credit - Related Party - USD ($)	1 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Mar. 18, 2026
Related Party Transaction [Line Items]
Line of credit maximum commitment amount			$ 20,000,000.0
Line of credit, interest rate			5.00%
Trust account threshold requiring mandatory prepayment of outstanding borrowings			$ 20,000,000.0
Amount borrowed under the line of credit		$ 0
Subsequent Event
Related Party Transaction [Line Items]
Amount drawn on the line of credit	$ 10,000,000